Net Interest Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and similar income:
Interest income on cash and central bank balances	€ 1,070	€ 433	€ 88
Interest income on interbank balances (w/o central banks)	245	252	411
Central bank funds sold and securities purchased under resale agreements	292	359	377
Interest income on financial assets available for sale	1,083	1,313	1,292
Dividend income on financial assets available for sale	88	205	301
Loans	11,941	12,311	12,219
Interest income on securities held to maturity	68	67	0
Other	1,406	1,417	782
Total Interest and similar income not at fair value through profit or loss	16,193	16,357	15,470
Financial assets at fair value through profit or loss	7,899	9,279	10,496
Total interest and similar income	24,092	25,636	25,967
Interest expense:
Interest-bearing deposits	2,833	2,583	2,764
Central bank funds purchased and securities sold under repurchase agreements	431	255	153
Other short-term borrowings	135	179	229
Long-term debt	1,795	1,759	1,480
Trust preferred securities	413	437	568
Other	1,437	1,083	357
Total Interest expense not at fair value through profit or loss	7,044	6,295	5,552
Financial liabilities at fair value through profit or loss	4,671	4,634	4,534
Total interest expense	11,714	10,929	10,086
Net interest income	€ 12,378	€ 14,707	€ 15,881